Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct. 28, 2011
Supplement [Text Block]	cfst35_SupplementTextBlock

Prospectus Supplement — November 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Marsico Flexible Capital Fund	Oct. 28, 2011
The following changes are hereby made to the prospectuses of the Fund:
Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Classes I, R & Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R	Class Z
Management fees	0.89%	0.89%	0.89%	0.89%	0.89%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%

Other expenses	0.38%	0.38%	0.18%	0.38%	0.38%

Total annual fund operating expenses	1.52%	2.27%	1.07%	1.77%	1.27%

Less: Fee waiver/expense reimbursement(b)	(0.21%)	(0.21%)	(0.18%)	(0.21%)	(0.21%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.31%	2.06%	0.89%	1.56%	1.06%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.31% for Class A, 2.06% for Class C, 0.89% for Class I, 1.56% for Class R and 1.06% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$701	$1,009	$1,339	$2,271

Class C (if shares are redeemed)	$309	$690	$1,197	$2,594

Class C (if shares are not redeemed)	$209	$690	$1,197	$2,594

Class I (whether or not shares are redeemed)	$91	$323	$574	$1,294

Class R (whether or not shares are redeemed)	$159	$537	$941	$2,072

Class Z (whether or not shares are redeemed)	$108	$382	$678	$1,521

Columbia Marsico Flexible Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst35_SupplementTextBlock

Prospectus Supplement — November 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Marsico Flexible Capital Fund	Oct. 28, 2011
The following changes are hereby made to the prospectuses of the Fund:
Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Classes I, R & Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R	Class Z
Management fees	0.89%	0.89%	0.89%	0.89%	0.89%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%

Other expenses	0.38%	0.38%	0.18%	0.38%	0.38%

Total annual fund operating expenses	1.52%	2.27%	1.07%	1.77%	1.27%

Less: Fee waiver/expense reimbursement(b)	(0.21%)	(0.21%)	(0.18%)	(0.21%)	(0.21%)

Total annual fund operating expenses after fee waiver/expense reimbursement(b)	1.31%	2.06%	0.89%	1.56%	1.06%

(a)	Expense ratios have been adjusted to reflect current fees.
(b)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.31% for Class A, 2.06% for Class C, 0.89% for Class I, 1.56% for Class R and 1.06% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$701	$1,009	$1,339	$2,271

Class C (if shares are redeemed)	$309	$690	$1,197	$2,594

Class C (if shares are not redeemed)	$209	$690	$1,197	$2,594

Class I (whether or not shares are redeemed)	$91	$323	$574	$1,294

Class R (whether or not shares are redeemed)	$159	$537	$941	$2,072

Class Z (whether or not shares are redeemed)	$108	$382	$678	$1,521

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Columbia Marsico Flexible Capital Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.31%	[1],[2]
1 year	rr_ExpenseExampleYear01	701
3 years	rr_ExpenseExampleYear03	1,009
5 years	rr_ExpenseExampleYear05	1,339
10 years	rr_ExpenseExampleYear10	2,271
1 year	rr_ExpenseExampleNoRedemptionYear01	701
3 years	rr_ExpenseExampleNoRedemptionYear03	1,009
5 years	rr_ExpenseExampleNoRedemptionYear05	1,339
10 years	rr_ExpenseExampleNoRedemptionYear10	2,271
Columbia Marsico Flexible Capital Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.27%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.06%	[1],[2]
1 year	rr_ExpenseExampleYear01	309
3 years	rr_ExpenseExampleYear03	690
5 years	rr_ExpenseExampleYear05	1,197
10 years	rr_ExpenseExampleYear10	2,594
1 year	rr_ExpenseExampleNoRedemptionYear01	209
3 years	rr_ExpenseExampleNoRedemptionYear03	690
5 years	rr_ExpenseExampleNoRedemptionYear05	1,197
10 years	rr_ExpenseExampleNoRedemptionYear10	2,594
Columbia Marsico Flexible Capital Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.89%	[1],[2]
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	323
5 years	rr_ExpenseExampleYear05	574
10 years	rr_ExpenseExampleYear10	1,294
1 year	rr_ExpenseExampleNoRedemptionYear01	91
3 years	rr_ExpenseExampleNoRedemptionYear03	323
5 years	rr_ExpenseExampleNoRedemptionYear05	574
10 years	rr_ExpenseExampleNoRedemptionYear10	1,294
Columbia Marsico Flexible Capital Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.56%	[1],[2]
1 year	rr_ExpenseExampleYear01	159
3 years	rr_ExpenseExampleYear03	537
5 years	rr_ExpenseExampleYear05	941
10 years	rr_ExpenseExampleYear10	2,072
1 year	rr_ExpenseExampleNoRedemptionYear01	159
3 years	rr_ExpenseExampleNoRedemptionYear03	537
5 years	rr_ExpenseExampleNoRedemptionYear05	941
10 years	rr_ExpenseExampleNoRedemptionYear10	2,072
Columbia Marsico Flexible Capital Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%	[1]
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1],[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.06%	[1],[2]
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	382
5 years	rr_ExpenseExampleYear05	678
10 years	rr_ExpenseExampleYear10	1,521
1 year	rr_ExpenseExampleNoRedemptionYear01	108
3 years	rr_ExpenseExampleNoRedemptionYear03	382
5 years	rr_ExpenseExampleNoRedemptionYear05	678
10 years	rr_ExpenseExampleNoRedemptionYear10	1,521

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.31% for Class A, 2.06% for Class C, 0.89% for Class I, 1.56% for Class R and 1.06% for Class Z.